OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER NON CURRENT ASSETS
	As of September 30,
	2025	2024
Security deposit	$4,077	$8,277